Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 93.63%
ASSET-BACKED SECURITIES — 12.14%**
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.85% 07/20/34
1,2,3
$ 125,000 $ 121,795
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/17/34
1,2,3
70,000 68,095
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 01/21/32
1,2,3
45,000 44,249
AMSR Trust,
Series 2020-SFR1, Class H
5.30% 04/17/37
3
200,000 187,312
AMSR Trust,
Series 2020-SFR1, Class I
8.19% 04/17/37
3
100,000 95,056
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00% 09/10/29
3
1,750 307,393
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
6.60% 04/20/34
1,2,3
75,000 71,807
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/25/34
1,2,3
180,000 176,752
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.46% 03/15/52
3,4
54,179 1,177
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
3
140,000 122,858
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
5.88% 03/02/46
1,2,3,5,6
419,900 43,590
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48% 04/15/49
3
215,000 187,471
Dryden 85 CLO Ltd.,
Series 2020-85A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.41% 10/15/35
1,2,3
150,000 147,076
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
6.43% 10/15/34
1,2,3
$ 90,000 $ 88,530
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
3
162,000 151,514
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78% 08/17/37
3
265,000 247,391
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/15/34
1,3
250,000 244,743
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
3
300,000 254,220
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
2,3
33,001 32,086
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
3
220,000 216,169
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.75% 01/20/33
1,2,3
325,000 316,856
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.25% 07/20/36
1,2,3
175,000 175,058
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.53%)
6.86% 08/05/33
1,2,3
90,000 87,847
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
3,4
20,868 19,992
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
6.39% 04/20/34
1,2,3
85,000 83,617
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.01% 07/20/36
1,2,3
175,000 175,087
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.77% 10/25/35
3,4
930,877 28,322

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 1A
(LIBOR USD 1-Month plus 0.25%)
5.40% 03/25/37
1,3
$ 10,604 $ 10,579
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 07/17/35
1,2,3
85,000 83,716
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 07/20/34
1,2,3
50,000 48,648
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
0.00% 07/16/36
1,2,3
250,000 250,937
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 07/15/36
1,2,3
125,000 121,550
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.33% 02/24/37
1,2,3
150,000 147,105
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.00% 01/20/34
1,2,3
40,000 38,963
Progress Residential Trust,
Series 2019-SFR4, Class F
3.68% 10/17/36
3
161,000 153,779
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
3
250,000 215,975
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
3
170,000 147,180
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.44% 10/20/30
1,2,3
114,450 113,547
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.90% 07/20/34
1,2,3
75,000 72,502
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
65,168 57,365
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
5.61% 08/15/31
1
$ 96,050 $ 81,619
SLM Student Loan Trust,
Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
6.01% 10/27/70
1
215,000 184,151
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/83
1
340,000 320,130
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 04/26/83
1
340,000 314,979
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 04/25/73
1
340,000 323,812
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/25/73
1
235,000 229,289
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
1
340,000 322,065
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
2,3,4
250,000 174,899
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
3
244,268 245,687
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
3
276,957 281,008
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23% 04/20/46
2,3
206,667 177,553
TIF Funding II LLC,
Series 2021-1A, Class A
1.65% 02/20/46
3
214,816 179,085
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
6.42% 10/20/34
1,2,3
90,000 88,214
Tricon American Homes Trust,
Series 2017-SFR2, Class E
4.22% 01/17/36
3
150,000 147,596

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
3
$ 133,000 $ 118,274
Total Asset-Backed Securities
(Cost $8,804,416) 8,346,270
CORPORATES — 29.12%*
Banking — 5.46%
Bank of America Corp.
2.30% 07/21/32
4
150,000 119,983
3.42% 12/20/28
4
35,000 32,212
Bank of America Corp.
(MTN)
1.90% 07/23/31
4
25,000 19,885
1.92% 10/24/31
4
415,000 329,313
2.88% 10/22/30
4
50,000 43,016
3.82% 01/20/28
4
110,000 104,081
Bank of America Corp.,
Series N
1.66% 03/11/27
4
80,000 71,879
Bank of America Corp.,
Series RR
4.38%
4,7
15,000 12,987
Comerica, Inc.
5.63%
4,7
45,000 37,411
DNB Bank ASA
(Norway)
1.13% 09/16/26
2,3,4
45,000 40,207
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
2,4
25,000 22,077
1.65% 04/18/26
2,4
10,000 9,216
2.01% 09/22/28
2,4
115,000 98,657
2.36% 08/18/31
2,4
90,000 72,125
2.80% 05/24/32
2,4
50,000 40,540
6.33% 03/09/44
2,4
145,000 150,714
JPMorgan Chase & Co.
1.58% 04/22/27
4
55,000 49,431
2.07% 06/01/29
4
5,000 4,293
2.58% 04/22/32
4
330,000 274,202
Lloyds Banking Group PLC
(United Kingdom)
4.98% 08/11/33
2,4
250,000 234,115
Macquarie Group Ltd.
(Australia)
2.69% 06/23/32
2,3,4
30,000 23,784
2.87% 01/14/33
2,3,4
95,000 75,962
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
2,4
55,000 54,024
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
40,000 38,387
6.04% 10/28/33
4
35,000 35,982
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
2,4
100,000 95,783
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
1.67% 06/14/27
2,4
$ 50,000 $ 43,327
U.S. Bancorp
3.70%
4,7
15,000 11,078
4.84% 02/01/34
4
150,000 140,631
5.84% 06/12/34
4
40,000 40,309
5.85% 10/21/33
4
35,000 35,210
UBS Group AG
(Switzerland)
1.31% 02/02/27
2,3,4
30,000 26,264
2.59% 09/11/25
2,3,4
25,000 23,824
3.09% 05/14/32
2,3,4
15,000 12,146
4.19% 04/01/31
2,3,4
740,000 659,029
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
2
100,000 75,768
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
75,000 66,888
3.35% 03/02/33
4
500,000 428,725
3.53% 03/24/28
4
50,000 46,769
4.90% 07/25/33
4
55,000 52,786
3,753,020
Communications — 2.92%
AT&T, Inc.
3.80% 12/01/57 121,000 88,169
4.75% 05/15/46 15,000 13,254
Cable One, Inc.
4.00% 11/15/30
3
115,000 90,275
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
3
80,000 64,800
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 06/01/33
3
75,000 59,062
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 50,000 37,791
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 165,000 133,361
CommScope, Inc.
4.75% 09/01/29
3
95,000 75,050
CSC Holdings LLC
5.75% 01/15/30
3
15,000 7,104
6.50% 02/01/29
3
117,000 94,698
7.50% 04/01/28
3
48,000 27,433
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
3,8,9
43,000 1,478
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
3
30,000 27,372
Frontier Communications Holdings LLC
6.75% 05/01/29
3
40,000 31,073
8.63% 03/15/31
3
111,000 107,491
Gray Escrow II, Inc.
5.38% 11/15/31
3
41,000 27,375

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
$ 48,000 $ 43,655
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,2,3,5,6,8,9
38,000 —
9.75% 07/15/25
†,2,3,5,6,8,9
71,000 —
Meta Platforms, Inc.
4.45% 08/15/52 75,000 65,403
5.60% 05/15/53 65,000 66,825
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
3
40,000 35,400
Qwest Corp.
7.25% 09/15/25 70,000 68,250
Scripps Escrow, Inc.
5.88% 07/15/27
3
66,000 53,790
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
3
200,000 148,947
Sirius XM Radio, Inc.
3.88% 09/01/31
3
55,000 42,584
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
3
78,750 77,748
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
2,3
25,000 23,235
Time Warner Cable LLC
5.50% 09/01/41 100,000 83,273
5.88% 11/15/40 10,000 8,798
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 60,823
2.55% 02/15/31 110,000 91,467
2.63% 04/15/26 38,000 35,263
5.05% 07/15/33 80,000 78,715
Vodafone Group PLC
(United Kingdom)
4.88% 06/19/49
2
48,000 42,550
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,3
120,000 97,029
2,009,541
Consumer Discretionary — 1.55%
BAT Capital Corp.
2.73% 03/25/31 25,000 19,925
4.39% 08/15/37 20,000 16,014
4.54% 08/15/47 175,000 128,963
5.65% 03/16/52 125,000 108,937
Central Garden & Pet Co.
4.13% 10/15/30 40,000 33,606
Edgewell Personal Care Co.
5.50% 06/01/28
3
32,000 30,407
Everi Holdings, Inc.
5.00% 07/15/29
3
73,000 64,240
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
2,3
$ 25,000 $ 24,174
6.13% 07/27/27
2,3
70,000 70,238
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
2,3
200,000 154,618
Spectrum Brands, Inc.
5.50% 07/15/30
3
10,000 9,225
Triton Water Holdings, Inc.
6.25% 04/01/29
3
79,000 67,964
WarnerMedia Holdings, Inc.
4.28% 03/15/32 40,000 35,496
5.05% 03/15/42 70,000 58,785
5.14% 03/15/52 300,000 244,810
1,067,402
Consumer Products — 0.13%
Newell Brands, Inc.
6.00% 04/01/46 112,000 88,749
Diversified REITs — 0.96%
American Assets Trust LP
3.38% 02/01/31 30,000 23,558
American Tower Corp.
1.00% 01/15/32 100,000 81,705
5.65% 03/15/33 35,000 35,679
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
2
100,000 75,902
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 4,000 3,220
4.00% 01/15/31 20,000 17,318
5.30% 01/15/29 75,000 71,062
5.38% 04/15/26 65,000 63,688
5.75% 06/01/28 25,000 24,482
LXP Industrial Trust
2.38% 10/01/31 55,000 41,851
2.70% 09/15/30 35,000 27,996
VICI Properties LP
5.13% 05/15/32 171,000 160,263
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
3
5,000 4,392
4.13% 08/15/30
3
12,000 10,587
4.50% 09/01/26
3
5,000 4,751
4.50% 01/15/28
3
9,000 8,278
4.63% 06/15/25
3
5,000 4,840
659,572
Electric — 1.68%
Alliant Energy Finance, LLC
3.60% 03/01/32
3
55,000 48,078
American Electric Power Co., Inc.
5.63% 03/01/33 60,000 61,178
Arizona Public Service Co.
6.35% 12/15/32 245,000 260,069

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Commonwealth Edison Co.
5.30% 02/01/53 $ 130,000 $ 132,855
Duke Energy Carolinas LLC
5.35% 01/15/53 30,000 30,447
Duke Energy Corp.
3.85% 06/15/34 100,000 99,949
Entergy Texas, Inc.
3.45% 12/01/27 150,000 137,613
FirstEnergy Transmission LLC
2.87% 09/15/28
3
39,000 34,362
Jersey Central Power & Light Co.
4.70% 04/01/24
3
55,000 54,433
Metropolitan Edison Co.
4.00% 04/15/25
3
75,000 71,810
Niagara Mohawk Power Corp.
5.78% 09/16/52
3
60,000 60,410
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
2
105,000 101,917
Tucson Electric Power Co.
5.50% 04/15/53 65,000 65,004
1,158,125
Energy — 1.47%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
3
35,000 32,954
Enbridge, Inc.
(Canada)
5.70% 03/08/33
2
20,000 20,282
Energy Transfer LP
5.00% 05/15/50 90,000 76,154
5.40% 10/01/47 159,000 140,784
5.50% 06/01/27 3,000 2,986
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 41,000 38,118
KeySpan Gas East Corp.
5.99% 03/06/33
3
65,000 65,652
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 38,237
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
2
63,000 46,072
6.35% 02/12/48
2
5,000 3,030
6.95% 01/28/60
2
35,000 21,735
Piedmont Natural Gas Co., Inc.
5.40% 06/15/33 70,000 69,890
Rockies Express Pipeline LLC
4.80% 05/15/30
3
100,000 88,000
Sabine Pass Liquefaction LLC
4.50% 05/15/30 5,000 4,758
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 67,183
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 49,773
4.50% 04/30/30 9,000 7,879
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 $ 73,000 $ 63,303
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
2,3
16,250 16,050
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
2,3
32,000 32,680
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
3
145,000 126,819
1,012,339
Entertainment — 0.05%
Cinemark USA, Inc.
5.25% 07/15/28
3
41,000 36,285
Finance — 3.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
2
75,000 67,082
3.30% 01/30/32
2
155,000 126,785
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 70,568
American Express Co.,
Series D
3.55%
4,7
15,000 12,554
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
185,000 156,173
3.25% 02/15/27
2,3
15,000 13,418
Capital One Financial Corp.
3.27% 03/01/30
4
40,000 34,124
Charles Schwab Corp. (The)
Series K
5.00%
4,7
15,000 12,607
Citigroup, Inc.
2.52% 11/03/32
4
185,000 148,916
2.57% 06/03/31
4
45,000 37,564
2.67% 01/29/31
4
200,000 169,361
2.98% 11/05/30
4
20,000 17,376
3.52% 10/27/28
4
5,000 4,648
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
40,000 36,853
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
2,3
68,000 68,205
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
30,000 29,496
1.22% 12/06/23 75,000 73,627
1.54% 09/10/27
4
235,000 206,737
1.95% 10/21/27
4
10,000 8,897
2.38% 07/21/32
4
265,000 212,437
2.65% 10/21/32
4
30,000 24,464

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 $ 27,000 $ 21,263
4.75% 09/15/24 20,000 19,125
5.25% 05/15/27 72,000 62,235
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
3
74,000 63,895
JPMorgan Chase & Co.
1.04% 02/04/27
4
175,000 156,007
2.55% 11/08/32
4
30,000 24,617
2.95% 02/24/28
4
20,000 18,387
Morgan Stanley
0.79% 05/30/25
4
120,000 114,031
2.48% 09/16/36
4
110,000 83,289
Morgan Stanley
(MTN)
1.93% 04/28/32
4
285,000 221,483
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
2,3,4
50,000 44,959
4.36% 08/01/24
2,3,4
20,000 19,960
2,381,143
Food — 0.74%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
3
66,000 26,161
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,3
52,000 43,009
5.50% 01/15/30
2,3
25,000 24,002
5.75% 04/01/33
2,3
20,000 18,878
6.50% 12/01/52
2,3
10,000 9,499
Pilgrim's Pride Corp.
3.50% 03/01/32 36,000 28,715
4.25% 04/15/31 25,000 21,466
6.25% 07/01/33 115,000 112,019
Post Holdings, Inc.
5.75% 03/01/27
3
98,000 95,795
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
3
115,000 93,203
Smithfield Foods, Inc.
2.63% 09/13/31
3
45,000 33,303
506,050
Gaming — 0.14%
Penn Entertainment, Inc.
4.13% 07/01/29
3
79,000 64,978
5.63% 01/15/27
3
36,000 33,705
98,683
Health Care — 3.59%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
62,000 62,227
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
AbbVie, Inc.
3.60% 05/14/25 $ 50,000 $ 48,352
Amgen, Inc.
4.88% 03/01/53 20,000 18,407
5.25% 03/02/33 65,000 65,097
5.60% 03/02/43 65,000 65,312
5.65% 03/02/53 65,000 65,932
Bayer U.S. Finance II LLC
2.85% 04/15/25
3
20,000 18,848
4.38% 12/15/28
3
70,000 66,438
4.63% 06/25/38
3
156,000 136,494
4.88% 06/25/48
3
50,000 45,020
Cano Health LLC
6.25% 10/01/28
3
42,000 26,327
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
3
115,000 93,611
Centene Corp.
2.45% 07/15/28 46,000 39,494
3.00% 10/15/30 134,000 111,790
4.25% 12/15/27 49,000 45,860
CommonSpirit Health
2.78% 10/01/30 40,000 33,687
CVS Health Corp.
5.05% 03/25/48 95,000 87,691
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 38,955
Embecta Corp.
5.00% 02/15/30
3
28,000 23,297
6.75% 02/15/30
3
53,000 48,232
Encompass Health Corp.
4.50% 02/01/28 20,000 18,625
Fortrea Holdings, Inc.
7.50% 07/01/30
3
35,000 35,855
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
3
30,000 25,900
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,3
109,000 94,681
HCA, Inc.
3.50% 09/01/30 69,000 60,516
3.63% 03/15/32
3
195,000 169,395
5.25% 04/15/25 12,000 11,853
5.25% 06/15/49 110,000 99,360
5.50% 06/15/47 15,000 14,171
5.63% 09/01/28 14,000 14,042
Kevlar SpA
(Italy)
6.50% 09/01/29
2,3
90,000 77,175
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
3
70,000 51,892
ModivCare, Inc.
5.88% 11/15/25
3
48,000 44,510
Molina Healthcare, Inc.
3.88% 11/15/30
3
35,000 30,188
3.88% 05/15/32
3
161,000 135,132

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Option Care Health, Inc.
4.38% 10/31/29
3
$ 72,000 $ 63,624
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
3
104,000 86,060
Prestige Brands, Inc.
3.75% 04/01/31
3
116,000 96,191
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
90,000 85,726
Tenet Healthcare Corp.
4.88% 01/01/26 65,000 63,396
6.75% 05/15/31
3
33,000 33,223
Universal Health Services, Inc.
1.65% 09/01/26 15,000 13,173
2,465,759
Health Care REITs — 0.18%
Healthcare Reality Holdings LP
2.00% 03/15/31 35,000 26,901
3.10% 02/15/30 30,000 25,687
Healthcare Realty Holdings LP
2.05% 03/15/31 10,000 7,488
3.63% 01/15/28 70,000 62,032
122,108
Industrials — 1.48%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
3
14,000 13,866
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,3
90,000 76,341
Artera Services LLC
9.03% 12/04/25
3
38,000 33,306
Ball Corp.
4.00% 11/15/23 38,000 37,680
6.88% 03/15/28 91,000 92,773
Berry Global, Inc.
1.65% 01/15/27 5,000 4,317
4.88% 07/15/26
3
50,000 48,107
5.50% 04/15/28
3
115,000 113,527
Boeing Co. (The)
1.43% 02/04/24 60,000 58,421
4.88% 05/01/25 10,000 9,860
Energizer Holdings, Inc.
4.38% 03/31/29
3
46,000 39,784
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
1
325,000 286,187
OT Merger Corp.
7.88% 10/15/29
3
123,000 75,498
TransDigm, Inc.
6.75% 08/15/28
3
97,000 97,670
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,3
30,000 28,844
1,016,181
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 1.11%
Broadcom, Inc.
2.60% 02/15/33
3
$ 101,000 $ 78,802
Fiserv, Inc.
5.60% 03/02/33 130,000 132,662
Gen Digital, Inc.
6.75% 09/30/27
3
65,000 64,943
NCR Corp.
5.13% 04/15/29
3
42,000 37,265
5.25% 10/01/30
3
72,000 62,702
Netflix, Inc.
5.88% 02/15/25 50,000 50,236
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
18,000 18,315
Oracle Corp.
3.80% 11/15/37 10,000 8,188
3.95% 03/25/51 243,000 184,036
6.50% 04/15/38 70,000 74,560
6.90% 11/09/52 45,000 50,590
762,299
Insurance — 1.20%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
3
77,000 66,605
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
3
66,000 62,370
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 55,000 43,298
Athene Global Funding
1.61% 06/29/26
3
30,000 26,039
1.99% 08/19/28
3
100,000 80,635
3.21% 03/08/27
3
25,000 22,399
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,3
30,000 29,707
Brown & Brown, Inc.
4.95% 03/17/52 45,000 38,827
Farmers Exchange Capital II
6.15% 11/01/53
3,4
50,000 49,153
Farmers Insurance Exchange
4.75% 11/01/57
3,4
25,000 19,657
HUB International Ltd.
7.00% 05/01/26
3
15,000 14,994
Metropolitan Life Global Funding I
4.30% 08/25/29
3
150,000 142,258
Nationwide Mutual Insurance Co.
7.84% 12/15/24
3,4
75,000 74,941
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
3
65,000 53,896
Willis North America, Inc.
2.95% 09/15/29 25,000 21,534
5.35% 05/15/33 80,000 78,099
824,412

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials — 0.61%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
3
$ 30,000 $ 21,707
Axalta Coating Systems, LLC
3.38% 02/15/29
3
76,000 64,818
Clearwater Paper Corp.
4.75% 08/15/28
3
72,000 64,324
International Flavors & Fragrances, Inc.
2.30% 11/01/30
3
186,000 147,543
3.27% 11/15/40
3
5,000 3,503
3.47% 12/01/50
3
15,000 10,040
5.00% 09/26/48 5,000 4,240
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,3
45,000 35,799
Valvoline, Inc.
3.63% 06/15/31
3
80,000 65,114
417,088
Office REITs — 0.14%
Hudson Pacific Properties LP
3.25% 01/15/30 100,000 63,520
3.95% 11/01/27 15,000 10,922
4.65% 04/01/29 20,000 14,132
5.95% 02/15/28 5,000 4,030
92,604
Real Estate Investment Trust (REIT) — 0.12%
American Tower Corp.
5.55% 07/15/33 85,000 85,690
Residential REITs — 0.29%
American Homes 4 Rent LP
3.38% 07/15/51 40,000 26,322
3.63% 04/15/32 5,000 4,340
4.30% 04/15/52 50,000 39,335
Invitation Homes Operating Partnership LP
2.00% 08/15/31 65,000 50,452
2.70% 01/15/34 105,000 79,662
200,111
Retail — 0.40%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
3
126,000 107,415
FirstCash, Inc.
5.63% 01/01/30
3
51,000 46,126
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
93,000 62,775
Papa John's International, Inc.
3.88% 09/15/29
3
70,000 59,292
275,608
Retail REITs — 0.04%
Brixmor Operating Partnership LP
4.05% 07/01/30 30,000 27,029
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services — 0.70%
Adtalem Global Education, Inc.
5.50% 03/01/28
3
$ 76,000 $ 69,102
Global Payments, Inc.
5.40% 08/15/32 40,000 39,006
5.95% 08/15/52 8,000 7,690
HealthEquity, Inc.
4.50% 10/01/29
3
75,000 66,444
Hertz Corp. (The)
4.63% 12/01/26
3
3,000 2,722
5.00% 12/01/29
3
99,000 81,180
Upbound Group, Inc.
6.38% 02/15/29
3
74,000 65,860
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
3
60,000 56,346
Waste Pro USA, Inc.
5.50% 02/15/26
3
102,000 94,735
483,085
Specialized REITs — 0.39%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.63% 04/20/30
2
100,000 76,886
CubeSmart LP
2.50% 02/15/32 80,000 63,647
Extra Space Storage LP
2.35% 03/15/32 105,000 82,183
2.55% 06/01/31 15,000 12,163
Life Storage LP
2.40% 10/15/31 45,000 35,734
270,613
Transportation — 0.31%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 83,641 76,249
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 135,000 137,635
213,884
Total Corporates
(Cost $20,920,779) 20,027,380
MORTGAGE-BACKED — 51.59%**
Non-Agency Commercial Mortgage-Backed — 2.53%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
3,4
1,500,000 31,533
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2019-BPR, Class AMP
3.29% 11/05/32
3
100,000 91,586
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(LIBOR USD 1-Month plus 2.40%)
7.59% 09/15/36
1,3
100,000 93,587

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.09% 10/10/47
4
$ 3,925,732 $ 30,814
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
2.05% 07/10/49
4
1,952,008 82,000
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.65% 04/15/47
3,4
201,726 814
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.38% 10/15/45
4
2,202,224 5,028
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.20% 10/10/46
4
1,022,046 609
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72% 02/10/37
3,4
1,667,987 13,113
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69% 09/15/37
3,4
9,783,817 85,784
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.95% 04/15/50
4
1,629,634 13,578
CSMC,
Series 2018-SITE, Class B
4.53% 04/15/36
3
100,000 95,657
European Loan Conduit No. 36 DAC,
Series 36A, Class E
(Ireland)
(3 month Euribor plus 3.35%)
6.71% 02/17/30
1,2,3
95,559 97,163
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3 month Euribor plus 1.15%)
4.53% 11/20/33
1,2
99,388 104,009
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
3,4
940,000 4,442
GS Mortgage Securities Trust,
Series 2013-GC16, Class XB (IO)
0.34% 11/10/46
4
45,024,000 17,706
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.83% 09/10/47
4
2,635,871 15,537
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.85% 07/10/48
4
4,520,926 52,143
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
3
48,213 46,690
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class XA (IO)
1.12% 11/15/45
4
2,917,498 59
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.95% 09/15/47
4
$ 7,317,503 $ 39,444
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.95% 11/15/47
4
4,493,226 35,396
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
1.07% 01/15/48
4
2,434,335 21,982
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.97% 06/15/51
3,4
1,157,000 80,492
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class XA (IO)
0.99% 12/15/46
4
4,014,491 465
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
3
72,000 70,045
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.32% 02/15/36
3,4
1,408,617 59,242
Med Trust,
Series 2021-MDLN, Class G
(LIBOR USD 1-Month plus 5.25%)
10.44% 11/15/38
1,3
99,522 92,623
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.24% 05/15/46
3,4
12,532,749 10,024
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.10% 12/15/47
4
2,638,597 22,726
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
3,4
220,000 155,309
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
7.85% 01/15/39
1,3
100,000 94,527
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.74% 07/15/58
4
3,083,625 27,992
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.73% 11/15/49
4
3,282,046 117,739
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XB (IO)
0.46% 05/15/45
3,4
1,088,137 1,095
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.56% 06/15/46
4
118,469 254
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.15% 12/15/46
4
4,449,880 3,989

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
1.15% 08/15/47
4
$ 3,152,213 $ 22,186
1,737,382
Non-Agency Mortgage-Backed — 33.27%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.76%)
5.91% 03/25/37
1
370,469 157,879
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(LIBOR USD 1-Month plus 0.30%)
5.45% 01/25/37
1
586,758 299,926
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 07/25/23)
2.12% 01/25/61
3
312,591 293,334
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 327,245 274,982
Alternative Loan Trust,
Series 2005-59, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
4.05% 11/20/35
1
332,782 299,448
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 321,905 215,175
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
4.68% 02/25/47
1
716,584 288,607
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
0.99% 09/27/46
3,4
387,266 171,037
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69% 10/25/36
4
231,492 201,649
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(LIBOR USD 6-Month plus 1.50%)
3.53% 09/26/45
1,3
265,060 194,013
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
5.12% 03/27/36
3,4
407,742 315,078
BRAVO Residential Funding Trust,
Series 2021-A, Class A1 (STEP-reset date 07/25/23)
1.99% 10/25/59
3
296,857 280,390
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(LIBOR USD 1-Month plus 0.24%)
5.39% 10/25/36
1
175,000 150,453
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(LIBOR USD 1-Month plus 0.14%)
5.29% 12/25/36
1
107,908 103,302
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
3,4
$ 329,331 $ 269,904
CIM Trust,
Series 2021-NR1, Class A1 (STEP-reset date 08/25/23)
2.57% 07/25/55
3
214,444 207,430
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 08/25/23)
2.57% 07/25/59
3
113,767 108,918
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
3,4
387,418 335,670
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
3,4
68,327 58,715
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
3,4
115,000 67,046
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/23)
5.00% 07/25/62
3
91,062 83,456
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 08/25/23)
6.00% 06/25/62
3
313,130 299,890
CIM Trust,
Series 2023-NR2, Class A1 (STEP-reset date 08/25/23)
6.00% 06/25/62
3
333,863 314,102
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
3,4
254,276 223,966
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
6.90% 10/25/37
1,3
240,000 200,842
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 08/25/23)
6.13% 08/25/35 339,491 300,162
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92% 08/25/66
3,4
106,401 81,911
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11% 10/25/66
3,4
336,515 269,493
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
4
72,227 29,333
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.30% 11/30/37
3,4
97,679 87,038
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
1.80% 12/27/60
3,4
218,238 200,761
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/23)
3.54% 02/25/37 235,203 147,102

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 08/25/23)
3.29% 03/25/37 $ 827,574 $ 315,648
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
431,583 275,267
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
3,4
291,288 268,664
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(LIBOR USD 1-Month plus 0.40%)
5.55% 06/25/37
1
316,076 269,604
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24% 09/25/66
3,4
86,848 67,266
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(LIBOR USD 1-Month plus 5.25%)
10.40% 06/25/39
1,3
182,820 192,803
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(LIBOR USD 1-Month plus 3.75%)
8.90% 09/25/39
1,3
72,493 73,136
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1
(SOFR30A plus 3.30%)
8.37% 11/25/41
1,3
200,000 198,937
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B1
(SOFR30A plus 2.75%)
7.82% 12/25/41
1,3
150,000 145,612
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B2
(SOFR30A plus 5.50%)
10.57% 12/25/41
1,3
215,000 208,990
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
5.26% 12/25/37
1
281,222 241,602
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.44%)
5.59% 01/25/38
1
742,059 391,670
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
5.25% 03/25/37
1
540,043 261,267
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA2, Class B2
(LIBOR USD 1-Month plus 4.80%)
9.95% 02/25/50
1,3
250,000 235,280
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA1, Class B2
(SOFR30A plus 4.75%)
9.82% 01/25/51
1,3
$ 275,000 $ 243,851
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class B2
(SOFR30A plus 6.00%)
11.07% 08/25/33
1,3
200,000 196,377
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA5, Class B2
(SOFR30A plus 5.50%)
10.57% 01/25/34
1,3
250,000 232,658
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.12% 12/25/33
1,3
120,000 114,984
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
6.92% 01/25/42
1,3
150,000 145,564
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.57% 01/25/42
1,3
200,000 193,651
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.28% 04/19/36
4
181,538 142,139
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(LIBOR USD 1-Month plus 0.44%)
5.59% 06/25/45
1
102,776 95,836
GSAA Home Equity Trust,
Series 2006-1, Class A3
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/36
1
709,751 316,155
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98% 06/25/36
4
584,911 156,574
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73% 03/25/36
4
541,075 162,313
GSAA Home Equity Trust,
Series 2007-4, Class A2
(LIBOR USD 1-Month plus 0.40%)
5.55% 03/25/37
1
1,033,938 316,883
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 08/25/23)
5.91% 05/25/37 695,083 251,195
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(LIBOR USD 1-Month plus 0.28%)
5.43% 04/25/47
1
1,739,354 322,256
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 08/25/23)
6.72% 03/25/46 700,790 282,784

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2007-NC1, Class A2C
(LIBOR USD 1-Month plus 0.15%)
5.30% 12/25/46
1
$ 253,865 $ 115,468
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.31% 05/25/37
4
172,265 151,288
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(LIBOR USD 1-Month plus 0.52%)
5.68% 06/19/35
1
308,171 175,348
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(LIBOR USD 1-Month plus 0.36%)
5.52% 05/19/46
1
593,311 316,266
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
4.89% 07/19/47
1
317,428 120,590
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 230,082 175,591
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(LIBOR USD 1-Month plus 0.14%)
5.29% 12/25/36
1
204,660 172,002
Impac CMB Trust,
Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
5.77% 09/25/34
1
42,279 42,012
Impac CMB Trust,
Series 2004-6, Class 1A2
(LIBOR USD 1-Month plus 0.78%)
5.93% 10/25/34
1
78,051 76,342
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.54% 12/25/35
4
220,484 198,478
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 23,961 23,737
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 10,087 9,995
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 29,924 29,827
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
4
72,127 71,369
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 08/25/23)
4.25% 03/25/47 $ 614,910 $ 425,165
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(LIBOR USD 1-Month plus 0.32%)
5.47% 10/25/36
1
395,168 121,123
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(LIBOR USD 1-Month plus 0.38%)
5.53% 07/25/36
1
259,748 176,681
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(LIBOR USD 1-Month plus 0.39%)
5.54% 01/25/47
1
442,992 186,295
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.30%)
5.45% 03/25/47
1
226,483 200,783
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(LIBOR USD 1-Month plus 0.40%)
5.55% 03/25/36
1,5,6
2,400,730 243,054
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
5.36% 05/25/37
1
146,306 137,838
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
5.43% 05/25/37
1
300,000 234,045
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.66%)
5.81% 04/25/37
1,5,6
1,696,107 74,070
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(LIBOR USD 1-Month plus 0.37%)
5.52% 05/25/37
1
443,452 127,217
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 62,185 60,782
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 3,753 3,717
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
5.45% 06/25/36
1
619,091 324,157
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.14%)
5.29% 12/25/36
1
612,810 297,836
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.36% 09/25/34
4
101,927 97,105

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 08/25/23)
6.70% 11/25/36 $ 425,559 $ 98,967
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
905,965 274,127
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.76% 06/25/37
4
309,573 177,503
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70% 03/27/62
3,4
250,000 190,512
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(LIBOR USD 1-Month plus 0.31%)
3.29% 10/26/36
1,3
359,876 304,237
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03% 05/15/24
4
15,327 15,296
OBX Trust,
Series 2022-NQM1, Class A1
2.31% 11/25/61
3,4
249,219 209,937
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 02/25/37
1
186,041 122,280
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 07/25/23)
6.50% 06/25/52
3
197,000 180,204
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
3,4
180,000 164,956
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/23)
2.95% 10/25/25
3
71,376 70,469
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 07/25/23)
1.87% 04/25/26
3
187,629 173,712
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 07/25/23)
1.79% 06/25/26
3
92,806 84,670
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 07/25/23)
2.36% 10/25/26
3
128,618 120,119
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 07/25/23)
3.72% 02/25/27
3
188,291 179,218
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 07/25/23)
5.00% 08/25/27
3
170,000 154,534
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
3,4
77,683 71,775
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.61% 03/25/35
4
114,583 59,876
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00% 05/25/36 $ 278,738 $ 223,771
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(LIBOR USD 1-Month plus 0.55%)
5.70% 01/25/37
1
313,090 219,492
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(LIBOR USD 1-Month plus 0.66%)
5.81% 12/25/35
1
164,736 155,883
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50% 05/25/35 374,015 272,755
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(LIBOR USD 1-Month plus 0.21%)
5.36% 10/25/36
1
250,000 188,337
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92% 11/25/66
3,4
208,518 169,672
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
4.98% 09/25/34
4
82,707 80,212
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(LIBOR USD 1-Month plus 0.17%)
5.32% 02/25/36
1
320,159 268,822
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 08/25/36
1
384,113 300,509
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
6.25% 07/25/34
1,3
55,991 50,540
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00% 06/25/57
3,4
350,000 308,544
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(LIBOR USD 1-Month plus 1.90%)
7.05% 05/25/58
1,3
210,000 205,803
TRK Trust,
Series 2021-INV2, Class A1
1.97% 11/25/56
3,4
267,473 219,136
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 07/25/23)
2.24% 02/27/51
3
90,607 83,692
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
5.38% 01/25/37
1
534,266 245,251
22,882,970

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 0.87%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.09% 07/25/39
4
$ 254,077 $ 4,611
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14% 07/25/33
4
535,000 42,871
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K034, Class X1 (IO)
0.20% 07/25/23
4
2,472,018 7
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
2.10% 11/25/42
4
1,100,000 25,645
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.55% 06/25/43
4
1,676,868 42,107
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K724, Class X1 (IO)
0.33% 11/25/23
4
11,788,138 6,699
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.40% 12/25/26
4
2,239,825 49,293
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.35% 06/25/27
4
1,921,728 52,066
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class XPT2 (IO)
0.36% 08/25/24 956,915 2,658
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
3
42,810,526 125,698
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
3
25,000,000 18,173
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.01% 10/16/49
4
4,347,808 94
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.29% 09/16/50
4
1,383,343 13,637
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.63% 12/16/51
4
2,065,678 31,648
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.18% 02/16/53
4
6,835,829 39,666
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.27% 04/16/53
4
2,710,740 6,465
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.25% 06/16/55
4
$ 3,544,206 $ 17,474
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46
4
1,289,498 15,418
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.75% 09/16/51
4
3,943,707 71,929
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.45% 12/16/53
4
924,070 6,277
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
860,762 5,652
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.91% 11/16/54
4
512,449 11,875
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.37% 10/16/56
4
529,974 7,011
596,974
U.S. Agency Mortgage-Backed — 14.92%
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
2.80% 12/18/30
1
24,501 754
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
1
215 212
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
1
2,304 2,309
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
0.95% 10/25/25
1
101,604 492
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.05% 01/25/37
1
422,297 43,234
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
0.90% 11/25/36
1
506,004 35,596
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
1.27% 05/25/40
1
489,693 46,292
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
1
275 274

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 1673, Class SD
(-2.16 X US Treasury Yield Curve Rate T Note Constant
Maturity 10-Year plus 19.39%, 18.31% Cap)
11.66% 02/15/24
1
$ 2,390 $ 2,415
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 0.15% Cap)
0.15% 08/15/36
1
6,612,082 20,957
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
0.93% 03/15/37
1
479,098 30,543
Ginnie Mae (TBA)
4.50% 07/20/53 300,000 289,532
5.00% 07/20/53 175,000 171,979
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
4.00% 11/26/23
1
707 705
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
1.05% 02/20/43
1
1,245,947 124,541
UMBS (TBA)
2.00% 07/01/53 225,000 183,542
2.00% 08/01/53 1,425,000 1,163,268
2.50% 07/01/53 475,000 402,604
2.50% 08/01/53 925,000 785,166
3.00% 07/01/53 925,000 814,144
3.00% 08/01/53 75,000 66,085
4.00% 07/01/53 1,375,000 1,290,243
4.50% 07/01/53 1,575,000 1,514,159
4.50% 08/01/53 350,000 336,711
5.00% 07/01/53 1,550,000 1,518,879
5.50% 07/01/53 1,425,000 1,418,598
10,263,234
Total Mortgage-Backed
(Cost $41,907,002) 35,480,560
MUNICIPAL BONDS — 0.16%*
California — 0.05%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 20,000 15,475
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 10,000 7,631
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 20,000 15,645
38,751
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 $ 15,000 $ 11,750
New York — 0.09%
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 4,580
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 58,374
62,954
Total Municipal Bonds
(Cost $139,660) 113,455
U.S. TREASURY SECURITIES — 0.62%
U.S. Treasury Bonds — 0.62%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.25% 04/15/28
10
439,013 424,745
Total U.S. Treasury Securities
(Cost $438,579)
Total Bonds — 93.63%
(Cost $72,210,436)
64,392,410
Issues Shares Value
COMMON STOCK — 0.10%
Communications — 0.03%
Intelsat Emergence SA
2,5,6
(Luxembourg) 1,041 23,579
Financials — 0.07%
AGNC Investment Corp. 4,500 45,585
Total Common Stock
(Cost $90,024) 69,164
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,5,6,9
(Luxembourg) 108 —
Intelsat Jackson Holdings SA, Series
B
†,2,5,6,9
(Luxembourg) 108 —
—
Total Rights
(Cost $–) —

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 20.41%
Money Market Funds — 2.87%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
11
34,260 $ 34,260
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
11
1,937,000 1,937,000
1,971,260
U.S. Treasury Bills — 17.54%
U.S. Cash Management Bills
4.90%
12
10/19/23 $ 1,000,000 984,416
U.S. Treasury Bills
4.76%
12
08/03/23 1,000,000 995,601
5.36%
12
10/03/23 900,000 888,107
5.14%
12
10/12/23 9,335,000 9,199,461
12,067,585
Total Short-Term Investments
(Cost $14,044,038) 14,038,845
Total Investments - 114.14%
(Cost $86,344,498) 78,500,419
Liabilities in Excess of Other Assets - (14.14)% (9,725,029)
Net Assets - 100.00% $ 68,775,390
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $441,658, which is 0.64% of total net assets.
7
Perpetual security with no stated maturity date.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Non-income producing security.
10
Inflation protected security. Principal amount reflects original security face amount.
11
Represents the current yield as of June 30, 2023.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 607,333 EUR 554,000 Citibank N.A. 07/14/23 $ 2,478
USD 101,754 EUR 95,000 Goldman Sachs International 07/14/23 (1,966)
NET UNREALIZED APPRECIATION $ 512

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 72 09/29/23 $ 7,710,750 $ (152,225) $ (152,225)
U.S. Treasury Two-Year Note 37 09/29/23 7,523,719 (111,400) (111,400)
15,234,469 (263,625) (263,625)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 47 09/20/23 (5,566,563) 57,249 57,249
U.S. Treasury Ultra Bond 14 09/20/23 (1,907,063) (20,840) (20,840)
Euro-Bund Future 1 09/07/23 (145,910) 1,930 1,930
Euro-Bobl Future 1 09/07/23 (126,240) 1,940 1,940
(7,745,776) 40,279 40,279
TOTAL FUTURES CONTRACTS $ 7,488,693 $ (223,346) $ (223,346)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual $ 80 $ 2,113 $ — $ 2,113
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual 76 2,007 — 2,007
TOTAL SWAPS CONTRACTS $ 156 $ 4,120 $ — $ 4,120
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,971,260 $ — $ — $ 1,971,260
U.S. Treasury Bills 12,067,585 — — 12,067,585
Long-Term Investments:
Asset-Backed Securities — 8,245,315 100,955 8,346,270
Common Stock 45,585 — 23,579 69,164
Corporates — 20,027,380 — 20,027,380
Mortgage-Backed Securities — 35,163,436 317,124 35,480,560
Municipal Bonds — 113,455 — 113,455
Rights — — — —
U.S. Treasury Securities — 424,745 — 424,745
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 2,478 — 2,478
Interest rate contracts 61,119 4,120 — 65,239
Liabilities:
Foreign currency exchange contracts — (1,966) — (1,966)
Interest rate contracts (284,465) — — (284,465)
Total $ 13,861,084 $ 63,978,963 $ 441,658 $ 78,281,705
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 104,763 $ 27,066 $ 326,465 $ 458,294
Accrued discounts/premiums 33 — 51,320 51,353
Realized (loss) — — (307) (307)
Change in unrealized (depreciation)* (2,752) (3,487) (60,342) (66,581)
Purchases — — — —
Sales (1,089) — (12) (1,101)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2023
$ 100,955 $ 23,579 $ 317,124 $ 441,658
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(66,581) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $57,365 Broker Quote Offered Quote $88.03 $88.03 Increase
Asset-Backed Securities $43,590 Third-Party Vendor Vendor Prices $10.38 $10.38 Increase
Common Stock $23,579 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $317,124 Third-Party Vendor Vendor Prices $4.37 - $10.12 $8.78 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.